AXP(SM) Diversified
Equity Income
Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


American
  Express
Funds

(icon of) magnifying glass


AXP Diversified Equity Income Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS(R)

Dual-purpose Stocks
Some of the most successful investments over the years have been stocks that reward investors in two ways -- through growth in the value of the share price as well as through payment of regular dividend income. AXP Diversified Equity Income sets its sights on stocks that can provide this benefit. The Fund takes advantage of opportunities across various industries, among different types of securities and in markets throughout the world to find investments that meet its combination growth-and- dividend requirement.

Table of Contents

2000 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report (Fund)     10
Financial Statements (Fund)             11
Notes to Financial Statements (Fund)    14
Independent Auditors' Report
  (Portfolio)                           21
Financial Statements (Portfolio)        22
Notes to Financial Statements
  (Portfolio)                           24
Investments in Securities               27
Federal Income Tax Information          30

AXP DIVERSIFIED EQUITY INCOME FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson

(picture of) Keith Tufte
Keith Tufte
Portfolio manager

From the Portfolio Manager
In a highly volatile environment for the stock market, value stocks exhibited comparatively steady, though unspectacular performance, during the past 12 months. For AXP Diversified Equity Income's Class A shares, the result was a total return of 5.66% (excluding the sales charge) for the fiscal year -- October 1999 through September 2000.

The period got off to a strong start, as reports of still-tame inflation and generally good corporate profits buoyed the stock market from October 1999 through early January 2000. While the Fund's value-stock orientation took a

ANNUAL REPORT - 2000
back seat to the stunning performance of high-flying, technology-related growth stocks, the Fund did register three straight months of gains.

MOOD SWINGS
From that point, the market found itself caught in a whirlwind of changing outlooks regarding inflation, interest rates, the economy and corporate profits. The result was substantial swings -- monthly, weekly and even daily -- for stocks over the final nine months of the period. But after all thrashing about was over, the market ended up at nearly the same level it was shortly after the start of the year -- a lot of activity but essentially no progress.

For the Fund, the trip was less eventful because of its emphasis on value stocks, which experienced less volatility (both up and down) than the overall market. This was especially evident in comparison with technology-related growth stocks, which were usually at the forefront of the market's surges and slumps.

Looking at the Fund's holdings, the biggest and most productive area of investment was financial services, which includes banks and insurance companies. Other substantial areas included energy, which, because of higher oil prices, provided positive performance, as did utilities. Industrials and telecommunications, on the other hand, turned out to be very poor performers. The most notable change to the portfolio was an increase in financial services stocks, which I made soon after becoming manager of the Fund in July. That worked to the Fund's advantage late in the fiscal year.

As the new fiscal year begins, the stock market continues to be pushed and pulled as investors try to sort out what will happen with economic growth, interest rates and corporate profits. While only time will resolve those questions, I am encouraged that value stocks showed improved performance during the past several months. If the market continues to have trouble making headway, I think that trend may well continue.



Keith Tufte

(Note to shareholders: On Nov. 6, 2000, Warren Spitz became portfolio manager of AXP Diversified Equity Income Fund. His 17 years of investment experience include positions as a research analyst and a portfolio manager.)

AXP DIVERSIFIED EQUITY INCOME FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                              $8.96
Sept. 30, 1999                                              $9.40
Decrease                                                    $0.44

Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                 $0.18
From capital gains                                          $0.78
Total distributions                                         $0.96
Total return**                                             +5.66%

Class B -- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                              $8.94
Sept. 30, 1999                                              $9.40
Decrease                                                    $0.46

Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                 $0.13
From capital gains                                          $0.78
Total distributions                                         $0.91
Total return**                                             +4.85%

Class C -- June 26, 2000* - Sept. 30, 2000
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                              $8.94
June 26, 2000*                                              $8.66
Increase                                                    $0.28

Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                 $0.02
From capital gains                                          $  --
Total distributions                                         $0.02
Total return**                                             +3.47%***

Class Y-- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                              $8.96
Sept. 30, 1999                                              $9.40
Decrease                                                    $0.44

Distributions-- Oct. 1, 1999 - Sept. 30, 2000
From income                                                 $0.19
From capital gains                                          $0.78
Total distributions                                         $0.97
Total return**                                             +5.79%

  * Inception date.
 ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
*** The total return for Class C is not annualized.

ANNUAL REPORT - 2000

The 10 Largest Holdings
                                              Percent             Value
                                          (of net assets) (as of Sept. 30, 2000)
 Exxon Mobil                                   3.90%           $85,846,447
 Citigroup                                     3.89             85,689,062
 American Intl Group                           3.82             83,965,781
 Chevron                                       2.82             62,061,999
 Bank of America                               2.74             60,199,824
 Providian Financial                           2.63             57,912,000
 Wells Fargo                                   2.26             49,787,063
 FleetBoston Financial                         2.21             48,700,470
 Morgan Stanley, Dean Witter, Discover & Co    2.20             48,461,875
 Mellon Financial                              2.17             47,664,225

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart

The 10 holdings listed here  make up 28.64% of net assets

AXP DIVERSIFIED EQUITY INCOME FUND

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations. This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20

$10  $10  $12  $14

$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8             $8   $10

$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8   $6             $7

$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

The Fund's Long-term Performance
_______________________________________________________________________________
           How $10,000 has grown in AXP Diversified Equity Income Fund
_______________________________________________________________________________
$70,000

$60,000
                                                  S&P 500 Index
$50,000
                                    Lipper Equity Income
$40,000                                      Funds Index
                           Russell 1000(R)
$30,000                        Value Index


$20,000


                                                                   $36,950
                                                    AXP Diversified Equity
                                                               Income Fund
                                                                   Class A
    $9,425
               (The printed version of this chart contains
                a line graph with four lines corresponding to the three Indexes and Fund noted above.)

'90    '91    '92    '93    '94    '95    '96    '97    '98    '99    '00

Average Annual Total Returns (as of Sept. 30, 2000)
               1 year           5 years        10 years       Since inception
 Class A       -0.40%           +11.36%           --%             +14.03%**
 Class B       +1.05%           +11.71%           --%             +13.05%*
 Class Y       +5.79%           +12.82%           --%             +14.14%*

*  Inception date was March 20, 1995.
** Inception date was October 15, 1990.

Assumes: Holding period from 11/1/90 to 9/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $21,288. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited unmanaged performance indexes, the Standard & Poor's 500 Index (S&P 500 Index), Russell 1000(R) Value Index and the Lipper Equity Income Funds Index. In comparing AXP Diversified Equity Income Fund (Class A) to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP DIVERSIFIED EQUITY INCOME FUND

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Russell 1000(R) Value Index, an unmanaged index, measures the performance of those Russell 1000 companies lower price-to-book ratios and lower forecasted growth values.

Lipper Equity Income Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

The  financial  statements   contained  in  Post-Effective   Amendment  #103  to
Registration Statement No. 2-11328 filed on or about November 27, 2000, are incorporated by reference.

Federal  Income Tax  Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Diversified Equity Income Fund
Fiscal year ended Sept. 30, 2000

Class A
Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share
Dec. 22, 1999                                 $0.10069
March 23, 2000                                 0.02640
June 21, 2000                                  0.03213
Sept. 21, 2000                                 0.02397
Total                                         $0.18319

Capital gain distribution taxable as long-term capital gain.

Payable date                                Per share
Dec. 22, 1999                                $0.77938
Total distributions                          $0.96257

The distribution of $0.88007 per share, payable Dec. 22, 1999, consisted of $0.04774 derived from net investment income, $0.05295 from net short-term capital gains (a total of $0.10069 taxable as dividend income) and $0.77938 from net long-term capital gains.

Class B
Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                Per share
Dec. 22, 1999                                $0.08227
March 23, 2000                                0.01415
June 21, 2000                                 0.01531
Sept. 21, 2000                                0.01970
Total                                        $0.13143

Capital gain distribution taxable as long-term capital gain.

Payable date                                Per share
Dec. 22, 1999                                $0.77938
Total distributions                          $0.91081

The distribution of $0.86165 per share, payable Dec. 22, 1999, consisted of $0.02932 derived from net investment income, $0.05295 from net short-term capital gains (a total of $0.08227 taxable as dividend income) and $0.77938 from net long-term capital gains.

AXP DIVERSIFIED EQUITY INCOME FUND

Class C
Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                Per share
Sept. 21, 2000                               $0.02029
Total distributions                          $0.02029

Class Y
Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                Per share
Dec. 22, 1999                                $0.10463
March 23, 2000                                0.02912
June 21, 2000                                 0.03575
Sept. 21, 2000                                0.02488
Total                                        $0.19438

Capital gain distribution taxable as long-term capital gain.

Payable date                                Per share
Dec. 22, 1999                                $0.77938
Total distributions                          $0.97376

The distribution of $0.88401 per share, payable Dec. 22, 1999, consisted of $0.05168 derived from net investment income, $0.05295 from net short-term capital gains (a total of $0.10463 taxable as dividend income) and $0.77938 from net long-term capital gains.

ANNUAL REPORT - 2000

American
  Express(R)
Funds

AXP Diversified Equity Income Fund
70100 AXP Financial Center
Minneapolis, MN 55474




AMERICAN
EXPRESS(R)

S-6475 T (11/00)


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP (SM)
Mutual

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


American
  Express(R)
 Funds

(icon of) magnifying glass


AXP Mutual seeks to provide shareholders with a balance of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS(R)

A Beneficial Balance
A balanced portfolio is one of the building blocks of investment planning. And balance is what AXP Mutual is all about. The Fund starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the portfolio. The result: a Fund that offers income above that of a pure stock fund, while still providing potential for capital appreciation.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell  investors how the Fund  performed.

From the  Chairman                                 3
From the  Portfolio  Managers                      3
Fund Facts                                         5
The 10 Largest Holdings                            6
Making  the Most of the Fund                       7
The Fund's  Long-term  Performance                 8
Independent  Auditors' Report (Fund)               9
Financial  Statements  (Fund)                     10
Notes to Financial  Statements (Fund)             13
Independent  Auditors'  Report  (Portfolio)       19
Financial Statements (Portfolio)                  20
Notes to Financial Statements (Portfolio)         22
Investments in Securities                         25
Federal Income Tax Information                    30

AXP MUTUAL

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the market will do, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.



Arne H. Carlson

(picture of) Michael L. Manns
Michael L. Manns
Portfolio Manager

(picture of) Brad Stone
Brad Stone
Portfolio Manager

From the Portfolio Managers
Value stocks and bonds struggled for much of the past 12 months, tempering the performance of AXP Mutual. The Fund did finish in positive territory, though, as its Class A shares generated a total return of 3.78% (excluding the sales charge) for the October 1999 through September 2000 fiscal year.

The period got off to a strong start, as reports of still-benign inflation and generally good corporate profits buoyed stock investors' spirits. But, after rallying powerfully into early January, the stock market began meeting resistance in the form of higher interest rates. By spring, concerns about the strength of future corporate profits had also entered the picture, and stocks were quickly driven into a sharp sell-off.

ANNUAL REPORT - 2000

SUMMER RECOVERY
The market managed to gain back some ground during the summer, as investors took solace in the anticipation that the Federal Reserve was approaching the end of its interest-rate increases. But profit worries resurfaced in September, sending stocks into another slump.

While the Fund's stock holdings roughly followed the pattern of the market, their gains were generally less robust. The over-arching reason for the difference was the Fund's emphasis on value stocks, which couldn't keep pace with the high-flying, technology-related growth stocks that powered the market in late 1999 and early 2000. In addition, the Fund had a substantial exposure to industrial stocks, which suffered from rising commodity prices. On the other hand, the Fund did get a good boost last summer from its financial services stocks, which benefited from a leveling-off of long-term interest rates, and energy stocks, which responded to higher oil prices.

The rise in interest rates early in the period made life difficult for the bond portion of the portfolio, which included corporate, mortgage-backed and U.S. Treasury issues. (Rising rates depress bond prices.) To mitigate the effect of the rate rise, we maintained a relatively short duration in the portfolio. (Duration, a function of the average maturity of the bond holdings, influences how sensitive the bonds' prices are to interest-rate changes. Generally, the longer the duration, the greater the sensitivity.) As the rising-rate trend dissipated later in the period, our bond holdings enjoyed better performance. Another part of our investment strategy was to use dollar rolls to enhance the Fund's yield, as well as Treasury futures and options to manage fluctuations in the Fund's net asset value. Bonds comprised between 30% to 35% of the portfolio during the fiscal year, while stocks made up 60% to 65%.



Michael L. Manns

Brad Stone

AXP MUTUAL

Fund Facts
Class A-- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                        $12.21
Sept. 30, 1999                                                        $12.94
Decrease                                                              $ 0.73
Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                           $ 0.40
From capital gains                                                    $ 0.82
Total distributions                                                   $ 1.22
Total return**                                                        +3.78%

Class B -- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                        $12.12
Sept. 30, 1999                                                        $12.86
Decrease                                                              $ 0.74
Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                           $ 0.30
From capital gains                                                    $ 0.82
Total distributions                                                   $ 1.12
Total return**                                                        +2.93%

Class C -- June 26, 2000* - Sept. 30, 2000
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                        $12.16
June 26, 2000*                                                        $12.09
Increase                                                              $ 0.07
Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                           $ 0.06
From capital gains                                                    $   --
Total distributions                                                   $ 0.06
Total return**                                                        +1.05%***

Class Y-- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                        $12.21
Sept. 30, 1999                                                        $12.95
Decrease                                                              $ 0.74
Distributions-- Oct. 1, 1999 - Sept. 30, 2000
From income                                                           $ 0.42
From capital gains                                                    $ 0.82
Total distributions                                                   $ 1.24
Total return**                                                        +3.87%

  *Inception date.
 **The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return for Class C is not annualized.

ANNUAL REPORT - 2000

 The 10 Largest Holdings
                                 Percent                          Value
                             (of net assets)             (as of Sept. 30, 2000)
 Cisco Systems                    3.43%                      $137,705,099
 Oracle                           2.72                        109,368,000
 General Electric                 2.63                        105,700,806
 Pfizer                           2.57                        103,145,043
 Intel                            2.35                         94,172,399
 Citigroup                        2.26                         90,752,881
 EMC                              1.96                         78,804,375
 Microsoft                        1.93                         77,523,675
 Cardinal Health                  1.87                         74,932,919
 Corning                          1.81                         72,765,000

Excludes U.S. Treasury and government agency holdings.
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 23.53% of net assets

(icon of) pie chart

AXP MUTUAL

Making the Most of the Fund
BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations. This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20

$10  $10  $12  $14

$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8             $8   $10

$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8   $6             $7

$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.How dollar-cost averaging works Accumulated

ANNUAL REPORT - 2000

The Fund's Long-term Performance

_______________________________________________________________________________
                       How $10,000 has grown in AXP Mutual
_______________________________________________________________________________
$70,000

$60,000

$50,000                             S&P 500 Index
                                                       Lipper Balanced
$40,000                                                    Funds Index

$30,000
                                                                   $30,075
                                                        AXP Mutual Class A
$20,000


    $9,425
               (The printed version of this chart contains
                a line graph with four lines corresponding to the three Indexes and Fund noted above.)

'90    '91    '92    '93    '94    '95    '96    '97    '98    '99    '00

Average Annual Total Returns (as of Sept. 30, 2000)
                1 year     5 years    10 years (A) Since inception (B&Y)
 Class A        -2.18%      +8.97%     +11.64%           --%
 Class B        -0.84%      +9.30%         --%       +10.60%*
 Class Y        +3.87%     +10.41%         --%       +11.70%*

* Inception date was March 20, 1995.
Assumes: Holding period from 10/1/90 to 9/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $20,151. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Balanced Funds Index. In comparing AXP Mutual (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P500 companies may be generally larger than those in which the Fund invests.

Lipper Balanced Funds Index, an unmanaged index published by Lipper Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP MUTUAL

The  financial  statements   contained  in  Post-Effective   Amendment  #103  to
Registration Statement No. 2-11328 filed on or about November 27, 2000, are incorporated by reference.

Federal Income Tax Information
(Unaudited)
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Class A
Income distributions taxable as dividend income, 37.08% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.18025
March 24, 2000                                                  0.07529
June 22, 2000                                                   0.08425
Sept. 22, 2000                                                  0.06033
Total                                                          $0.40012

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.82041
Total distributions                                            $1.22053

The distribution of $1.00066 per share, payable Dec. 22, 1999, consisted of $0.09356 derived from net investment income, $0.08669 from net short-term capital gains (a total of $0.18025 taxable as dividend income) and $0.82041 from net long-term capital gains.

Class B
Income distributions taxable as dividend income, 37.08% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.14737
March 24, 2000                                                  0.05090
June 22, 2000                                                   0.06060
Sept. 22, 2000                                                  0.04453
Total                                                          $0.30340

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.82041
Total distributions                                            $1.12381

The distribution of $0.96778 per share, payable Dec. 22, 1999, consisted of $0.06068 derived from net investment income, $0.08669 from net short-term capital gains (a total of $0.14737 taxable as dividend income) and $0.82041 from net long-term capital gains.

AXP MUTUAL

Class C
Income distributions taxable as dividend income, 37.08% qualifying for deduction by corporations.

Payable date                                                  Per share
Sept. 22, 2000                                                  0.05755
Total distributions                                            $0.05755

Class Y
Income distributions taxable as dividend income, 37.08% qualifying for deduction by corporations.

Payable dat                                                   Per share
Dec. 22, 1999                                                  $0.18572
March 24, 2000                                                  0.08033
June 22, 2000                                                   0.08928
Sept. 22, 2000                                                  0.06555
Total                                                          $0.42088

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.82041
Total distributions                                            $1.24129

The distribution of $1.00613 per share, payable Dec. 22, 1999, consisted of $0.09903 derived from net investment income, $0.08669 from net short-term capital gains (a total of $0.18572 taxable as dividend income) and $0.82041 from net long-term capital gains.

ANNUAL REPORT - 2000

American
  Express(R)
 Funds

AXP Mutual
70100 AXP Financial Center
Minneapolis, MN  55474



AMERICAN
EXPRESS(R)

S-6326 U (11/00)


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors
Inc.  and  is  not  a   broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.